Common Stock	12 Months Ended
Apr. 30, 2012
Shareholders’ equity
Common Stock

6.	Common Stock

Authorized

50,000,000 Common shares without par value

10,000,000 Preferred shares with a $1 par value, redeemable for common shares on the basis of 1 common share for 2 preferred shares

5,000,000 Class A non-voting shares without par value. Special rights and restrictions apply.

Treasury Shares

At April 30, 2012, Rand owns 217,422 (2011 – 217,422) shares of the Company valued at $43,485 that have been deducted from the total shares issued and outstanding. The value of these shares has been deducted from share capital.

Private placements

On April 24, 2011, the Company completed a private placement, whereby 1,894,333 units at $0.15 per unit were issued for proceeds of $284,150. Each private placement unit consisted of one common share and share purchase warrant. Each warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 per share for one year. The fair value of the warrants included in the units was estimated to be $0.07 using the Black-Scholes option pricing model using the following assumptions: risk free interest rate of 1.69%, expected volatility of 144%, an expected life of 1 year and no expected dividends. Finders’ fees of $8,500 and other related costs of $3,463 were paid in connection with the private placement, which are included in share issuance costs.

On June 9, 2011, the Company completed a private placement, whereby 2,043,300 units at $0.15 per unit were issued for gross proceeds of $306,495. Each private placement unit consisted of one common share and share purchase warrant. Each warrant entitles the holder to purchase one additional share of common stock at a price of $0.20 per share for one year. The fair value of the warrants included in the units was estimated to be $0.05 using the Black-Scholes option pricing model using the following assumptions: risk free interest rate of 1.53%, expected volatility of 144%, an expected life of 1 year and no expected dividends.

On March 20, 2012, the Company completed a private placement, whereby 2,115,375 units at $0.10 per unit were issued for gross proceeds of $211,538. Each private placement unit consisted of one common share and share purchase warrant. Each warrant entitles the holder to purchase one additional share of common stock at a price of $0.15 per share for one year. The fair value of the warrants included in the units was estimated to be $0.04 using the Black-Scholes option pricing model using the following assumptions: risk free interest rate of 1.12%, expected volatility of 176%, an expected life of 1 year and no expected dividends.

Finders’ fees of $800 and other related costs of $5,463 were paid in connection with the private placements, which are included in share issuance costs.

Stock Options

The Company has implemented a stock option plan (the “Plan”) to be administered by the Board of Directors. Pursuant to the Plan, the Board of Directors has discretion to grant options for up to a maximum of 10% of the issued and outstanding common shares of the Company at the date the options are granted. The option price under each option shall be not less than the discounted market price on the grant date. The expiry date of an option shall be set by the Board of Directors at the time the option is awarded, and shall not be more than five years after the grant date.

These options have the following vesting schedule:

i)	Up to 25% of the option may be exercised at any time during the term of the option; such initial exercise is referred to as the “First Exercise”.

ii)	The second 25% of the option may be exercised at any time after 90 days from the date of First Exercise; such second exercise is referred to as the “Second Exercise”.

iii)	The third 25% of the option may be exercised at any time after 90 days from the date of Second Exercise; such third exercise is referred to as the “Third Exercise”.

iv)	The fourth and final 25% of the option may be exercised at any time after 90 days from the date of the Third Exercise.

v)	The options expire 60 months from the date of grant.

Options granted to consultants engaged in investor relations activities will vest in stages over a minimum of 12 months with no more than 25% of the options vesting in any three-month period.

During the year ended April 30, 2012, the Company recorded stock-based compensation of $nil (2011 - $20,296) as a general and administrative expense.

On October 21, 2010, the Company granted 750,000 stock options from the Plan to a director of the Company exercisable at $0.14 per share, up to October 21, 2015. The fair value of options was estimated using the Black-Scholes option pricing model using the following weighted average assumptions: risk free interest rate of 1.72%, expected volatility of 106%, an expected option life of 5 years and no expected dividends. The weighted average fair value of options granted was $0.11 per option. During the year ended April 30, 2011 the Company recognized $20,296 as stock-based compensation in relation to this grant, with $60,888 to be recognized in future accounting periods as the options continue to vest.

As at April 30, 2012, as the Company believes that it is not probable that any options would vest except the first 25% of the options that vested immediately at a date of the First Exercise, the fair value of the first 25% of the options that vested were charged to the consolidated statements of loss and comprehensive loss.

Stock Options(Cont’d)

The following is a summary of options activities during the years ended April 30, 2012 and 2011:

	Number of options	Weighted average exercise price
		$
Outstanding at April 30, 2010	1,575,000	0.30
Expired	(750,000)	0.30
Granted	750,000	0.14
Outstanding at April 30, 2011	1,575,000	0.30
Forfeited, unexercised	(100,000)	0.40

Weighted average fair value of options outstanding at April 30, 2012	1,475,000	0.21

The following options were outstanding at April 30, 2012:

Expiry Date	Exercise price	Number of options	Remaining contractual life
	$		(years)

August 1, 2013	0.40	300,000	1.26
April 22, 2014	0.21	375,000	1.98
April 19, 2015	0.21	50,000	2.97
October 21, 2015	0.14	750,000	3.48

Options Outstanding		1,475,000

Options Exercisable		368,750

Share Purchase Warrants

The following is a summary of warrant activities during the years ended April 30, 2012 and 2011:

	Number of warrants	Weighted average exercise price
		$
Outstanding at April 30, 2010	3,971,097	0.33
Expired	(1,315,168)	0.60
Exercised	(460,929)	0.20
Issued	1,894,333	0.20
Outstanding at April 30, 2011	4,089,333	0.20
Expired, unexercised	(4,089,333)	0.20
Issued	3,178,675	0.17
Outstanding at April 30, 2012	3,178,675	0.17

The following warrants were outstanding at April 30, 2012:

Expiry Date	Exercise price	Number of warrants
	$
June 9, 2012	0.20	1,063,300
March 20, 2013	0.15	2,115,375
Warrants Outstanding		3,178,675